NOTE 5 - NOTES PAYABLE	6 Months Ended
Nov. 30, 2020
Related Party Transactions [Abstract]
NOTE 5 - NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

Notes payable consisted of the following:

	November 30, 2020	May 31, 2020
Notes payable to an entity, non-interest bearing, due on demand, unsecured	$7,500	$7,500
Note payable to an individual, due on May 22, 2015, in default (B)	25,000	25,000
Note payable to an entity, non-interest bearing, due on February 1, 2016, in default (D)	50,000	50,000
Note payable to a family trust, stated interest of $2,500, due on October 31, 2015, in default (E)	7,000	7,000
Note payable to a corporation, stated interest of $5,000, due on October 21, 2015, in default (G)	50,000	50,000
Note payable to a corporation, stated interest of $5,000, due on November 6, 2015, in default (H)	50,000	50,000
Note payable to an individual, due on December 20, 2015, in default, 24% default rate from January 20, 2016 (I)	25,000	25,000
Convertible note payable to an entity, interest at 12%, due on December 29, 2016, in default (M)	40,000	40,000
Note payable to a family trust, interest at 10%, due on November 30, 2016, in default (P)	25,000	25,000
Convertible note payable to an individual, interest at 10%, due on demand (V)	46,890	46,890
Convertible note payable to an individual, interest at 8%, due on demand (W)	29,000	29,000
Convertible note payable to an individual, interest at 8%, due on demand (X)	21,500	21,500
Convertible note payable to an entity, interest at 10%, due on demand (Y)	8,600	8,600

Convertible note payable to an entity, interest at 10%, due on January 11, 2019, in default, 15% default interest rate from January 11, 2019 (AA)	23,167	23,167
Convertible note payable to an entity, interest at 10%, due on demand (CC)	50,000	50,000
Convertible note payable to an entity, interest at 10%, due on March 5, 2019, in default (DD)	35,000	35,000
Convertible note payable to an entity, interest at 10%, due on April 4, 2019, in default (EE)	37,500	37,500
Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (FF)	22,500	22,500
Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (GG)	8,505	8,505
Convertible note payable to an entity, interest at 10%, due on September 19, 2019, in default (HH)	186,153	200,000
Convertible note payable to an entity, interest at 10%, due on August 4, 2019, in default (II)	125,841	170,000
Convertible note payable to an entity, interest at 10%, due on November 13, 2019, in default (JJ)	66,930	75,000
Convertible note payable to an entity, interest at 10%, due on November 15, 2019, in default (KK)	20,000	20,000
Convertible note payable to an entity, interest at 10%, due on November 30, 2019, in default (LL)	5,000	5,000
Convertible note payable to an entity, interest at 10%, due on December 6, 2019, in default (MM)	3,000	3,000
Convertible note payable to an entity, interest at 10%, due on December 11, 2019, in default (NN)	10,000	10,000
Convertible note payable to an entity, interest at 12%, due on March 10, 2020, in default, 24% default interest rate from March 10, 2020 (OO)	58,750	58,750
Convertible note payable to an entity, interest at 10%, due on September 12, 2020, in default, net of discount of $-0- and $3,313, respectively (PP)	12,500	9,187
Convertible note payable to an entity, interest at 10%, due on April 23, 2020, in default (QQ)	—	250,000
Convertible note payable to an entity, interest at 10%, due on August 20, 2021 – net of discount of $265,808 and $-0-, respectively (RR)	119,191	—
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through May 4, 2022, forgivable in part or whole subject to certain requirements	70,000	70,000
Notes payable to individuals, non-interest bearing, due on demand	103,476	103,476
Total Notes Payable	1,343,003	1,536,575
Less: Current Portion	(1,343,003)	(1,536,575)
Long-Term Notes Payable	$—	$—

(B) On April 22, 2015, the Company issued a $25,000 Promissory Note, non-interest bearing (interest at 24% per annum after May 22, 2015), due at maturity on May 22, 2015.

(D) On July 24, 2015, the Company issued a $50,000 Promissory Note to Kodiak Capital Group, LLC (“Kodiak”) for services rendered in association with an Equity Purchase Agreement. As amended and restated January 4, 2016, the note is non-interest bearing and was due on February 1, 2016.

(E) On July 31, 2015, the Company issued a $25,000 Promissory Note with a stated interest amount of $2,500 due at maturity on October 31, 2015.

(G) On August 6, 2015, the Company issued a $50,000 Promissory Note with a stated interest amount of $5,000 due at maturity on October 21, 2015.

(H) On August 21, 2015, the Company issued a $50,000 Promissory Note with a stated interest amount of $5,000 due at maturity on November 6, 2015.

(I) On September 21, 2015, the Company issued a $25,000 Promissory Note with a stated interest amount of $2,500 due at maturity on December 20, 2015. In the event that all principal and interest are not paid to the lender by January 20, 2016, interest is to accrue at a rate of 24% per annum commencing on January 21, 2016.

(M) On December 29, 2015, the Company issued a $20,000 Convertible Promissory Note to a lender for net loan proceeds of $15,000. The note bears interest at a rate of 12% per annum, was due on December 29, 2016, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest closing bid price during the 30 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(P) On June 3, 2016, the Company issued a $25,000 Promissory Note. The note bears interest at a rate of 10% per annum and was due on November 30, 2016.

(V) On May 3, 2017, the Company issued a $72,750 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on October 14, 2014. The note bears interest at a rate of 10% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to $0.0001293 per share.

(W) On April 5, 2017, the Company issued a $35,000 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on August 23, 2015. The note bears interest at a rate of 8% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 40% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(X) On April 5, 2017, the Company issued a $27,500 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on October 31, 2015. The note bears interest at a rate of 8% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 40% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(Y) On March 1, 2017, the Company issued a $8,600 Convertible Promissory Note to a vendor of the Company to convert certain accounts payable due to the vendor. The note bears interest at a rate of 10% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the higher of $0.00004 per share or 60% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date.

(AA) On January 11, 2018, the Company issued a $500,000 Convertible Promissory Note to a lender. During the quarter ended February 28, 2018, the Company borrowed $88,000 (of the $500,000), and received net loan proceeds of $75,000. The note bears interest at a rate of 10% per annum and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 15 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability). The maturity date for each tranche funded is twelve months from the effective date of each payment.

(CC) On December 1, 2017, the Company issued a $50,000 Convertible Promissory Note to a vendor in settlement of certain accrued consulting fees of $50,000. The note bears interest at a rate of 10% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 60% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(DD) On March 5, 2018, the Company issued a $35,000 Convertible Promissory Note to a lender for net loan proceeds of $33,000. The note bears interest at a rate of 10% per annum, was due on March 5, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(EE) On April 4, 2018, the Company issued a $37,500 Convertible Promissory Note (Tranche 2 of (AA) above) to a lender for net loan proceeds of $35,500. The note bears interest at a rate of 10% per annum, was due on April 4, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(FF) On September 18, 2018, the Company issued a $22,500 Convertible Promissory Note (Tranche 3 of (AA) above) to a lender for net loan proceeds of $17,500. The note bears interest at a rate of 10% per annum, was due on September 18, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(GG) On September 18, 2018, the Company issued a $18,000 Convertible Promissory Note to a lender for net loan proceeds of $14,000. The note bears interest at a rate of 10% per annum, was due on September 18, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(HH) On December 19, 2018, the Company issued a $200,000 Convertible Promissory Note to a lender for net loan proceeds of $169,000. The note bears interest at a rate of 10% per annum, was due on September 19, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lesser of (i) the lowest Trading Price during the 25 Trading Day period prior to December 19, 2018 or (ii) 50% of the lowest Trading Price during the 25 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(II) On February 4, 2019, the Company issued a $170,000 Convertible Promissory Note to a lender for net loan proceeds of $149,955. The note bears interest at a rate of 10% per annum, was due on August 4, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 25 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(JJ) On February 13, 2019, the Company issued a $75,000 Convertible Promissory Note to a lender for net loan proceeds of $67,500. The note bears interest at a rate of 10% per annum, was due on November 13, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(KK) On November 15, 2018, the Company issued a $20,000 Convertible Promissory Note (Tranche 4 of (AA) above) to a lender for net loan proceeds of $20,000. The note bears interest at a rate of 10% per annum, was due on November 15, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(LL) On November 30, 2018, the Company issued a $5,000 Convertible Promissory Note (Tranche 5 of (AA) above) to a lender for net loan proceeds of $5,000. The note bears interest at a rate of 10% per annum, was due on November 30, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(MM) On December 6, 2018, the Company issued a $3,000 Convertible Promissory Note (Tranche 6 of (AA) above) to a lender for net loan proceeds of $3,000. The note bears interest at a rate of 10% per annum, was due on December 6, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(NN) On December 11, 2018, the Company issued a $10,000 Convertible Promissory Note (Tranche 7 of (AA) above) to a lender for net loan proceeds of $10,000. The note bears interest at a rate of 10% per annum, was due on December 11, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(OO) On June 10, 2019, the Company issued a $58,750 Convertible Promissory Note to a lender for net loan proceeds of $50,000. The note bears interest at a rate of 12% per annum (24% per annum default rate), is due on March 10, 2020, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 25 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(PP) On September 5, 2019, the Company issued a $12,500 Convertible Promissory Note to a lender for net loan proceeds of $10,000. The note bears interest at a rate of 10% per annum, is due on September 5, 2020, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(QQ) On October 23, 2019, the Company issued a $260,000 Convertible Promissory Note to a lender for net loan proceeds of $234,000. The note bears interest at a rate of 10% per annum, is due on April 23, 2020, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 25 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability).

(RR) On August 20, 2020, the Company issued a $385,000 Convertible Promissory Note to a lender which paid off the principal and accrued interest for the note described in (QQ) above. The note bears interest at a rate of 10% per annum, is due on August 20, 2021, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the higher of (1) the closing bid price of the Common Stock on the Trading Day immediately preceding the date of the conversion, or (2) the par value of the Common Stock. See Note 7 (Derivative Liability).

Concentration of Notes Payable:

The principal balance of the notes payable was due to:

	November 30, 2020	May 31, 2020

Lender A	$23,167	$23,167
Lender B	186,153	258,750
Lender C	245,032	420,000
Lender D	90,500	110,500
14 other lenders	1,063,959	727,471

Total	1,608,811	1,539,888

Less debt discounts	(265,808)	(3,313)

Net	$1,343,003	$1,536,575